Acquisitions and divestments - Spectranetics - Balance sheet (Detail) - The Spectranetics Corporation [Member] € in Millions	Aug. 09, 2017 EUR (€)
Disclosure of acquisitions and divestments [Line items]
Goodwill as of acquisition date	€ 1,255
Intangible assets excluding goodwill	674
Property, plant and equipment	69
Deferred tax assets	135
Inventories	38
Receivables and other current assets as of acquisition date	42
Cash	53
Accounts payable and other payables	(49)
Deferred tax liabilities	(257)
Total assets and liabilities	1,960
Financed by equity at acquisition date	€ (1,960)